Redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Redeemable non-controlling interests
Schedule of redeemable noncontrolling interest activity

	For the year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance as of January 1	1,421,680	1,438,082	1,584,858
Net income attributable to redeemable non-controlling interest	43,759	45,969	48,804
Settlement of derivative liabilities with shares	—	100,807	—
Impact from deconsolidation of a subsidiary due to loss of control	(27,357)	—	—
Adjustment of the redeemable non-controlling interest	—	—	5,325
Redeemable non-controlling interest arising from business acquisition	—	—	48,962
Transfer from redeemable non-controlling interest to non-controlling interest	—	—	(17,570)
Balance as of December 31	1,438,082	1,584,858	1,670,379